UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

May 31, 2008
		unaudited

	Principal amount	Market value
Bonds & notes — 95.75%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS — 46.99%
Federal agency mortgage-backed obligations[1] — 40.15%
Fannie Mae 7.00% 2009	$ 5	$ 5
Fannie Mae 7.00% 2009	—	—
Fannie Mae 9.00% 2009	3	3
Fannie Mae 7.00% 2010	64	64
Fannie Mae 8.50% 2010	5	5
Fannie Mae 7.00% 2011	13	13
Fannie Mae 9.50% 2011	11	11
Fannie Mae 8.50% 2013	1	1
Fannie Mae 7.00% 2017	142	148
Fannie Mae 10.50% 2018	1,370	1,568
Fannie Mae 12.00% 2019	464	526
Fannie Mae 4.50% 2020	20,857	20,480
Fannie Mae 4.50% 2020	19,047	18,679
Fannie Mae 4.50% 2020	6,716	6,595
Fannie Mae 5.00% 2020	7,803	7,834
Fannie Mae 6.00% 2021	473	487
Fannie Mae 6.00% 2021	411	422
Fannie Mae 6.00% 2021	349	358
Fannie Mae 9.50% 2022	42	46
Fannie Mae 6.00% 2024	34,783	35,551
Fannie Mae 11.019% 2025[2]	3,358	3,850
Fannie Mae 6.00% 2026	2,338	2,389
Fannie Mae 9.50% 2026	278	312
Fannie Mae 6.00% 2027	18,863	19,279
Fannie Mae 6.50% 2027	17,088	17,659
Fannie Mae 6.50% 2027	8,419	8,700
Fannie Mae 6.50% 2027	7,629	7,884
Fannie Mae 8.50% 2027	16	18
Fannie Mae 5.00% 2028	10,000	9,780
Fannie Mae 7.50% 2029	308	326
Fannie Mae 7.50% 2030	42	45
Fannie Mae 7.50% 2030	26	28
Fannie Mae 7.50% 2031	212	225
Fannie Mae 7.50% 2031	82	86
Fannie Mae 7.50% 2031	77	81
Fannie Mae 7.50% 2031	45	47
Fannie Mae 8.00% 2031	2,752	2,946
Fannie Mae 4.382% 2033[2]	2,257	2,278
Fannie Mae 5.50% 2033	13,882	13,843
Fannie Mae 4.47% 2035[2]	3,945	3,972
Fannie Mae 4.50% 2035	31,098	29,031
Fannie Mae 4.50% 2035[2]	2,200	2,214
Fannie Mae 4.561% 2035[2]	3,179	3,202
Fannie Mae 5.00% 2035	9,756	9,438
Fannie Mae 5.50% 2035	9,402	9,360
Fannie Mae 5.50% 2035	5,029	5,015
Fannie Mae 6.50% 2035	46,223	48,070
Fannie Mae 5.00% 2036	9,742	9,424
Fannie Mae 5.424% 2036[2]	6,978	7,086
Fannie Mae 5.50% 2036	10,479	10,413
Fannie Mae 5.50% 2036	334	332
Fannie Mae 5.515% 2036[2]	7,392	7,510
Fannie Mae 6.00% 2036	4,587	4,657
Fannie Mae 6.00% 2036	360	365
Fannie Mae 6.50% 2036	31,352	32,605
Fannie Mae 5.375% 2037[2]	11,321	11,496
Fannie Mae 5.50% 2037	6,692	6,582
Fannie Mae 5.50% 2037	4,615	4,538
Fannie Mae 5.643% 2037[2]	3,327	3,385
Fannie Mae 5.859% 2037[2]	4,792	4,907
Fannie Mae 6.00% 2037	8,787	8,923
Fannie Mae 6.00% 2037	5,376	5,459
Fannie Mae 6.00% 2037	5,221	5,302
Fannie Mae 6.00% 2037	4,347	4,415
Fannie Mae 6.00% 2037[3]	2,654	2,660
Fannie Mae 6.00% 2037	1,572	1,596
Fannie Mae 6.022% 2037[2]	1,088	1,104
Fannie Mae 6.06% 2037[2]	3,483	3,572
Fannie Mae 6.176% 2037[2]	1,832	1,876
Fannie Mae 6.356% 2037[2]	13,885	14,267
Fannie Mae 6.50% 2037	14,912	15,289
Fannie Mae 6.50% 2037	13,197	13,531
Fannie Mae 6.50% 2037	10,705	10,976
Fannie Mae 6.50% 2037	9,128	9,359
Fannie Mae 6.50% 2037	7,867	8,147
Fannie Mae 6.50% 2037	6,379	6,590
Fannie Mae 6.50% 2037	6,111	6,266
Fannie Mae 6.50% 2037	5,765	5,950
Fannie Mae 6.50% 2037	2,755	2,845
Fannie Mae 7.00% 2037	13,482	14,035
Fannie Mae 7.00% 2037	11,718	12,199
Fannie Mae 7.00% 2037	9,803	10,205
Fannie Mae 7.00% 2037	8,144	8,478
Fannie Mae 7.00% 2037	5,283	5,561
Fannie Mae 7.00% 2037	3,510	3,694
Fannie Mae 7.00% 2037	2,746	2,859
Fannie Mae 7.00% 2037[3]	2,274	2,361
Fannie Mae 7.00% 2037	1,732	1,803
Fannie Mae 7.00% 2037	1,453	1,513
Fannie Mae 7.00% 2037	731	761
Fannie Mae 7.50% 2037	2,277	2,385
Fannie Mae 7.50% 2037	1,266	1,325
Fannie Mae 4.443% 2038[2]	4,878	4,854
Fannie Mae 4.539% 2038[2]	1,866	1,866
Fannie Mae 5.45% 2038[2]	13,175	13,390
Fannie Mae 5.495% 2038[2]	2,967	3,019
Fannie Mae 6.00% 2038	8,474	8,605
Fannie Mae 6.00% 2038	6,999	7,049
Fannie Mae 7.00% 2038	16,362	17,034
Fannie Mae 6.459% 2047[2]	12,430	12,741
Fannie Mae 6.496% 2047[2]	5,545	5,692
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	27,646
Fannie Mae, Series 35, Class 2, 12.00% 2018	19	20
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,634	5,573
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	215	234
Fannie Mae, Series 2001-4, Class NA, 11.886% 2025[2]	2,739	3,113
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	708	754
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,725	2,925
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,298	1,327
Fannie Mae, Series 2001-20, Class E, 9.618% 2031[2]	86	95
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[2]	341	386
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	10,758	10,505
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,800
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	6,454	4,853
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	5,136	3,748
Fannie Mae, Series 2006-65, Class PF, 2.673% 2036[2]	7,112	6,993
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,176	1,218
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,429	7,441
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,704	4,750
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	33,467	34,033
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	967	996
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	712	749
Freddie Mac 7.00% 2008	1	1
Freddie Mac 8.50% 2009	8	8
Freddie Mac 6.00% 2014	166	170
Freddie Mac 6.00% 2017	583	600
Freddie Mac 8.00% 2017	196	208
Freddie Mac 8.50% 2018	1	1
Freddie Mac 4.50% 2019	8,340	8,150
Freddie Mac 4.50% 2019	1,808	1,767
Freddie Mac 8.50% 2020	145	155
Freddie Mac 8.50% 2021	56	60
Freddie Mac 5.00% 2023	18,250	18,155
Freddie Mac 5.50% 2023	93,250	94,290
Freddie Mac 5.50% 2023	14,931	15,101
Freddie Mac 10.00% 2025	1,217	1,377
Freddie Mac 6.00% 2026	12,588	12,865
Freddie Mac 6.00% 2027	23,981	24,510
Freddie Mac 4.638% 2035[2]	9,721	9,779
Freddie Mac 5.879% 2036[2]	44,058	44,804
Freddie Mac 6.00% 2036	26,097	26,530
Freddie Mac 6.00% 2036	12,703	12,912
Freddie Mac 4.781% 2037[2]	3,605	3,624
Freddie Mac 5.483% 2037[2]	4,635	4,743
Freddie Mac 5.50% 2037	13,300	13,220
Freddie Mac 5.50% 2037	9,745	9,687
Freddie Mac 5.50% 2037	9,568	9,511
Freddie Mac 5.50% 2037	9,416	9,362
Freddie Mac 5.50% 2037	8,688	8,636
Freddie Mac 5.50% 2037	4,831	4,802
Freddie Mac 5.50% 2037	1,896	1,885
Freddie Mac 5.694% 2037[2]	4,943	5,015
Freddie Mac 5.803% 2037[2]	4,605	4,690
Freddie Mac 6.00% 2037	15,522	15,777
Freddie Mac 6.00% 2037	9,459	9,620
Freddie Mac 6.00% 2037	8,098	8,231
Freddie Mac 6.00% 2037	5,645	5,738
Freddie Mac 6.00% 2037	3,808	3,871
Freddie Mac 6.00% 2037[2]	2,863	2,921
Freddie Mac 6.06% 2037[2]	2,579	2,638
Freddie Mac 6.076% 2037[2]	2,958	3,017
Freddie Mac 6.287% 2037[2]	4,901	4,980
Freddie Mac 6.338% 2037[2]	3,815	3,909
Freddie Mac 6.375% 2037[2]	4,194	4,300
Freddie Mac 6.50% 2037	4,810	4,936
Freddie Mac 6.50% 2037	2,369	2,431
Freddie Mac 4.679% 2038[2]	6,086	6,075
Freddie Mac 4.953% 2038[2]	1,654	1,661
Freddie Mac 5.00% 2038	6,944	6,715
Freddie Mac 5.50% 2038	6,892	6,853
Freddie Mac 5.542% 2038[2]	4,871	4,946
Freddie Mac 6.00% 2038	45,390	46,089
Freddie Mac, Series 2356, Class GD, 6.00% 2016	5,120	5,253
Freddie Mac, Series 2289, Class NA, 11.962% 2020[2]	1,543	1,724
Freddie Mac, Series 178, Class Z, 9.25% 2021	56	56
Freddie Mac, Series 2289, Class NB, 11.433% 2022[2]	335	381
Freddie Mac, Series 1567, Class A, 2.963% 2023[2]	60	57
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,520	1,413
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,837	1,902
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,582	3,636
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	597	606
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,399	4,446
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	9,602	7,541
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,031	4,021
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,503	3,428
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,933	2,266
Freddie Mac, Series 3156, Class PF, 2.764% 2036[2]	11,403	11,190
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,246	5,244
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,937	7,057
Freddie Mac, Series 3272, Class PA, 6.00% 2037	9,207	9,385
Government National Mortgage Assn. 7.50% 2009	7	7
Government National Mortgage Assn. 7.50% 2009	5	5
Government National Mortgage Assn. 9.00% 2009	20	20
Government National Mortgage Assn. 9.50% 2009	9	9
Government National Mortgage Assn. 7.50% 2011	35	37
Government National Mortgage Assn. 7.50% 2011	4	4
Government National Mortgage Assn. 5.50% 2013	33	33
Government National Mortgage Assn. 6.00% 2013	367	378
Government National Mortgage Assn. 6.00% 2014	261	268
Government National Mortgage Assn. 6.00% 2014	163	168
Government National Mortgage Assn. 6.00% 2014	78	80
Government National Mortgage Assn. 6.50% 2014	145	151
Government National Mortgage Assn. 6.50% 2014	137	143
Government National Mortgage Assn. 6.50% 2014	109	113
Government National Mortgage Assn. 6.50% 2014	101	105
Government National Mortgage Assn. 6.50% 2014	98	102
Government National Mortgage Assn. 6.50% 2014	87	91
Government National Mortgage Assn. 6.50% 2014	72	75
Government National Mortgage Assn. 6.50% 2014	66	69
Government National Mortgage Assn. 6.50% 2014	66	68
Government National Mortgage Assn. 6.50% 2014	58	61
Government National Mortgage Assn. 6.50% 2014	12	12
Government National Mortgage Assn. 6.50% 2014	11	11
Government National Mortgage Assn. 5.50% 2016	553	560
Government National Mortgage Assn. 5.50% 2016	381	386
Government National Mortgage Assn. 5.50% 2016	380	385
Government National Mortgage Assn. 5.50% 2016	329	333
Government National Mortgage Assn. 5.50% 2016	319	322
Government National Mortgage Assn. 5.50% 2016	303	307
Government National Mortgage Assn. 5.50% 2016	274	277
Government National Mortgage Assn. 5.50% 2016	250	253
Government National Mortgage Assn. 5.50% 2016	229	232
Government National Mortgage Assn. 5.50% 2016	170	172
Government National Mortgage Assn. 5.50% 2016	162	164
Government National Mortgage Assn. 5.50% 2016	129	130
Government National Mortgage Assn. 5.50% 2016	108	110
Government National Mortgage Assn. 5.50% 2016	101	102
Government National Mortgage Assn. 5.50% 2016	72	73
Government National Mortgage Assn. 6.00% 2016	715	735
Government National Mortgage Assn. 6.50% 2016	405	422
Government National Mortgage Assn. 6.50% 2016	294	305
Government National Mortgage Assn. 9.00% 2016	53	57
Government National Mortgage Assn. 5.50% 2017	3,409	3,451
Government National Mortgage Assn. 5.50% 2017	2,639	2,671
Government National Mortgage Assn. 10.00% 2019	893	1,010
Government National Mortgage Assn. 8.50% 2021	52	56
Government National Mortgage Assn. 8.50% 2021	12	13
Government National Mortgage Assn. 10.00% 2021	322	367
Government National Mortgage Assn. 8.50% 2022	18	19
Government National Mortgage Assn. 8.50% 2022	17	19
Government National Mortgage Assn. 8.50% 2022	6	6
Government National Mortgage Assn. 6.00% 2035	27	27
Government National Mortgage Assn. 6.00% 2038	37,750	38,402
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,927
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,797
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,750
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[2,3]	16,000	16,148
		1,465,819

Commercial mortgage-backed securities[1] — 3.79%
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,500	5,318
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.262% 2041[2,4]	7,350	7,498
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,406
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	2,700	2,640
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,866
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,967
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,976
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	1,973
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	3,006
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,872
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,906
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,966
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[2]	2,000	2,027
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,835	2,818
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,140
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,098
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,950
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.552% 2039[2]	4,800	4,739
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	2,000	1,862
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	8,000	7,770
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.339% 2044[2]	5,000	4,952
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[2]	2,000	1,964
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	10,750	10,429
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	10,074
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,500	5,425
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[2]	5,000	4,968
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,297	1,343
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.712% 2045[2]	3,000	3,004
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.266% 2044[2]	1,000	954
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,970
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,976
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,848
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,868
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	990
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	833
		138,207

Collateralized mortgage-backed obligations (privately originated)[1] — 2.94%
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,692	1,638
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.345% 2037[2]	2,889	2,803
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 1-A1, 5.553% 2037[2]	9,130	8,715
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.875% 2037[2]	9,736	8,156
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	3,250	2,536
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	15,935	14,707
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.889% 2037[2]	1,873	1,670
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.993% 2037[2]	4,436	3,981
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.998% 2037[2]	9,208	7,162
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	8,782	8,510
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,234	2,154
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.871% 2047[2]	5,169	3,740
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.951% 2047[2]	4,402	3,349
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,874	5,626
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	5,229	5,042
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	5,015	4,803
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	4,564	4,401
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,479	4,244
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.137% 2036[2]	4,514	3,415
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,600	2,463
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	2,762	2,355
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.10% 2047[2]	1,820	1,762
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,806	1,599
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,437	1,362
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	923	855
Paine Webber CMO, Series O, Class 5, 9.50% 2019	201	222
		107,270

Other mortgage-backed securities[1] — 0.11%
Bank of America 5.50% 2012[4]	3,970	4,122

Total mortgage-backed obligations		1,715,418

		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

U.S. TREASURY BONDS & NOTES — 36.22%
U.S. Treasury 3.875% 2009	$ 6,000	$ 6,092
U.S. Treasury 3.875% 2009[3,5]	2,147	2,217
U.S. Treasury 4.00% 2010	46,250	47,434
U.S. Treasury 5.75% 2010	11,435	12,172
U.S. Treasury 6.50% 2010	10,000	10,651
U.S. Treasury 2.375% 2011[3,5]	2,123	2,234
U.S. Treasury 4.50% 2011	3,525	3,679
U.S. Treasury 4.625% 2011	26,250	27,573
U.S. Treasury 3.00% 2012[3,5]	2,967	3,228
U.S. Treasury 3.875% 2012	8,000	8,189
U.S. Treasury 4.125% 2012	19,750	20,417
U.S. Treasury 4.25% 2012	220,470	229,099
U.S. Treasury 4.625% 2012	59,350	62,343
U.S. Treasury 2.75% 2013	8,000	7,777
U.S. Treasury 3.625% 2013	5,000	5,054
U.S. Treasury 3.875% 2013	2,500	2,554
U.S. Treasury 4.25% 2013	30,307	31,468
U.S. Treasury 2.00% 2014[3,5]	3,032	3,178
U.S. Treasury 4.00% 2014	47,875	49,064
U.S. Treasury 4.25% 2014	19,375	20,110
U.S. Treasury 4.25% 2014	15,000	15,550
U.S. Treasury 1.875% 2015[3,5]	10,917	11,324
U.S. Treasury 11.25% 2015	30,000	43,392
U.S. Treasury 5.125% 2016	261,150	282,533
U.S. Treasury 7.25% 2016	8,835	10,824
U.S. Treasury 2.375% 2017[3,5]	7,328	7,878
U.S. Treasury 4.625% 2017	67,475	70,522
U.S. Treasury 8.875% 2017	39,000	53,031
U.S. Treasury 8.125% 2019	25,000	33,273
U.S. Treasury 8.50% 2020	25,750	35,328
U.S. Treasury 7.875% 2021	16,500	21,842
U.S. Treasury 6.25% 2023	31,070	36,526
U.S. Treasury 7.125% 2023	25,000	31,656
U.S. Treasury 2.375% 2025[3,5]	4,217	4,386
U.S. Treasury 6.25% 2030	6,000	7,259
U.S. Treasury 5.375% 2031	1,500	1,637
U.S. Treasury 3.375% 2032[3,5]	2,657	3,311
U.S. Treasury 4.50% 2036	38,400	37,194
U.S. Treasury 5.00% 2037	18,200	19,079
U.S. Treasury Principal Strip 0% 2014	18,790	15,243
U.S. Treasury Principal Strip 0% 2014	11,075	8,783
U.S. Treasury Principal Strip 0% 2014	7,575	6,189
U.S. Treasury Principal Strip 0% 2014	1,260	1,010
U.S. Treasury Principal Strip 0% 2019	10,000	6,149
U.S. Treasury Principal Strip 0% 2037	15,250	3,930
		1,322,382

FEDERAL AGENCY BONDS & NOTES — 8.66%
Freddie Mac 6.625% 2009	2,570	2,690
Freddie Mac 5.25% 2011	89,190	93,330
Freddie Mac 4.50% 2014	10,000	10,138
Freddie Mac 5.25% 2016	12,000	12,539
Freddie Mac 5.50% 2016	7,000	7,421
Freddie Mac 5.50% 2017	9,000	9,563
Fannie Mae 5.167% 2009[2]	1,730	1,744
Fannie Mae 7.125% 2010	20,485	22,046
Fannie Mae 5.00% 2011	6,405	6,660
Fannie Mae 6.00% 2011	12,000	12,799
Fannie Mae 6.125% 2012	10,000	10,787
Fannie Mae 3.625% 2013	13,000	12,743
Fannie Mae 5.25% 2016	5,000	5,215
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	6,971
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,640
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	20,010	20,879
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	10,582
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	10,141	10,243
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,459	2,490
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,223	1,250
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	4,077	4,238
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	8,203	8,038
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,028
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,363
Federal Home Loan Bank 2.50% 2009	5,000	4,973
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	4,828	4,881
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,202	2,308
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,093
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,273	1,342
		315,994

ASSET-BACKED OBLIGATIONS[1] — 3.88%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	6,000	5,965
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,500	2,262
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.804% 2014[2]	10,000	8,551
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,812	2,548
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	5,000	4,523
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	2,000	1,880
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	5,500	5,250
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	10,014
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,000	9,308
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	8,000	7,762
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.544% 2013[2,4]	5,500	5,292
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.564% 2015[2,4]	2,000	1,780
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	7,000	6,786
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[2,4]	6,578	5,531
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	5,500	5,414
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,343
Discover Card Execution Note Trust, Series 2008-2, Class A, 3.514% 2012[2]	3,000	3,008
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	2,000	2,008
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	4,987
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	5,083	4,902
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,684
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	4,000	2,824
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	1,704	1,681
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	203
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	3,000	2,877
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	587
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[2]	4,000	3,346
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,000	3,034
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	3,000	3,014
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	2,941
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	2,923
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	5,500	2,475
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,944
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	2,000	1,933
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	2,000	1,861
Argent Securities Trust, Series 2006-W3, Class A-2C, 2.573% 2036[2]	2,000	1,758
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	395	397
		141,596

Total bonds & notes (cost: $3,521,287,000)		3,495,390

Short-term securities — 6.25%

Federal Home Loan Bank 1.90%–2.11% due 6/2–7/9/2008	228,400	228,191

Total short-term securities (cost: $228,191,000)		228,191

Total investment securities (cost: $3,749,478,000)		3,723,581
Other assets less liabilities		(73,126)

Net assets		$3,650,455

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $58,925,000, which represented 1.61% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $104,873,000, which represented 2.87% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,956
Gross unrealized depreciation on investment securities	(52,070)
Net unrealized depreciation on investment securities	(26,114)
Cost of investment securities for federal income tax purposes	3,749,695

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-922-0708O-S15882

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2008